UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (Unaudited)
September 30, 2005
Seligman Capital Portfolio
	Shares or Principal Amount		Value
Common Stocks 96.9%
Aerospace and Defense 3.9%
Goodrich	3,000	shs.	$ 133,020
Precision Castparts	4,800		254,880
Rockwell Collins	2,900		140,128
			528,028
Airlines 0.4%
Southwest Airlines	4,000		59,400

Auto Components 0.5%
BorgWarner	1,200		67,752

Beverages 0.5%
Pepsi Bottling Group	2,400		68,520

Biotechnology 3.8%
Celgene*	1,300		70,519
Cubist Pharmaceuticals*	1,400		30,149
Encysive Pharmaceuticals*	3,600		42,390
Genomic Health*	2,100		24,360
Martek Biosciences*	4,100		144,054
MedImmune*	1,850		62,215
Panacos Pharmaceuticals*	3,400		33,065
Pharmion*	1,800		39,213
Rigel Pharmaceuticals*	1,700		40,265
Telik*	1,600		26,160
			512,390
Building Products 1.3%
American Standard	3,700		172,235

Capital Markets 1.3%
Legg Mason	900		98,721
T. Rowe Price Group	1,200		78,294
			177,015
Chemicals 1.1%
Ecolab	4,900		156,457

Commercial Banks 0.8%
Synovus Financial	3,800		105,336

Commercial Services and Supplies 5.6%
Allied Waste Industries*	29,400		248,430
Cintas	4,400		180,642
Corrections Corporation of America*	2,600		103,220
Herman Miller	7,400		224,183
			756,475
Communications Equipment 0.2%
Scientific-Atlanta	600		22,506

Computers and Peripherals 2.2%
Avid Technology*	1,500		62,152
Electronics For Imaging*	4,100		94,074
SanDisk*	1,700		82,016
Sun Microsystems	17,200		67,510
			305,752
Construction and Engineering 3.4%
Fluor	2,700		173,826
Jacobs Engineering Group*	4,300		289,820
			463,646
Diversified Consumer Services 0.5%
H&R Block	2,600		62,348

Diversified Financial Services 1.6%
Chicago Mercantile Exchange Holdings	400		134,920
Moody's	1,700		86,836
			221,756
Electrical Equipment 0.5%
Rockwell Automation	1,200		63,480

Electronic Equipment and Instruments 1.7%
Agilent Technologies*	6,700		219,425
Symbol Technologies	1,324		12,816
			232,241
Energy Equipment and Services 3.9%
BJ Services	4,000		143,960
Dril-Quip*	3,700		177,600
Grant Prideco*	1,800		73,170
Smith International	4,000		133,240
			527,970
Energy Traders 0.6%
AES*	5,400		88,722

Food and Staples Retailing 0.5%
Whole Foods Market	500		67,188

Food Products 2.8%
Dean Foods*	2,800		108,808
McCormick	4,100		133,783
J.M. Smucker	2,900		140,766
			383,357
Health Care Equipment and Supplies 4.1%
Advanced Neuromodulation Systems*	1,300		61,692
C.R. Bard	1,600		105,648
Biomet	1,300		45,117
Conor Medsystems*	2,600		60,996
Gen-Probe*	1,800		88,947
Hologic*	1,000		57,755
I-Flow*	5,100		69,793
Thermo Electron*	2,200		67,980
			557,928
Health Care Providers and Services 9.0%
Caremark Rx*	2,500		124,825
Cerner*	1,050		91,229
Coventry Health Care*	1,600		137,632
Eclipsys*	5,000		89,175
eResearch Technology*	4,700		66,670
Health Net*	2,400		113,568
Humana*	2,300		110,124
Laboratory Corporation of America Holdings*	2,500		121,775
LifePoint Hospitals*	1,900		83,068
Matria Healthcare*	2,700		101,803
Quest Diagnostics	1,300		65,702
Henry Schein*	1,700		72,412
The TriZetto Group*	3,700		52,207
			1,230,190
Hotels, Restaurants and Leisure 2.6%
Cheesecake Factory*	3,000		93,675
Hilton Hotels	4,900		109,368
International Game Technology	3,000		81,000
Starwood Hotels & Resorts Worldwide	1,200		68,604
			352,647
Household Durables 0.7%
Fortune Brands	1,200		97,596

Internet and Catalog Retail 1.3%
Blue Nile*	5,400		170,586

Internet Software and Services 1.1%
Marchex (Class B)*	8,700		144,028

IT Services 5.1%
Cognizant Technology Solutions (Class A)*	2,300		107,123
Fiserv*	3,200		146,736
Global Payments	1,000		77,720
Iron Mountain*	1,500		55,050
Paychex	5,300		196,444
Satyam Computer Services (ADR)	3,600		108,792
			691,865
Leisure Equipment and Products 0.5%
SCP Pool	2,100		73,269

Machinery 0.6%
ITT Industries	700		79,520

Media 1.6%
EchoStar Communications (Class A)*	2,200		65,109
Sirius Satellite Radio	10,400		67,964
XM Satellite Radio Holdings (Class A)*	2,200		78,991
			212,064
Metals and Mining 0.7%
Phelps Dodge	700		90,951

Oil, Gas and Consumable Fuels 5.0%
EOG Resources	2,500		187,250
Noble Energy	6,400		300,160
XTO Energy	4,333		196,371
			683,781
Personal Products 2.5%
NBTY*	4,200		98,700
Nu Skin Enterprises (Class A)	5,200		99,060
USANA Health Sciences*	2,900		138,316
			336,076
Pharmaceuticals 5.0%
Allergan	1,900		174,078
Andrx*	2,000		30,850
Forest Laboratories*	2,900		113,013
K-V Pharmaceutical (Class A)*	3,200		56,864
MGI PHARMA*	1,300		30,290
Sepracor*	2,600		153,361
Shire Pharmaceuticals Group (ADR)	1,700		62,857
Taro Pharmaceutical Industries*	2,200		56,584
			677,897
Semiconductors and Semiconductor Equipment 9.2%
Advanced Analogic Technologies*	5,500		61,930
Advanced Micro Devices*	7,200		181,440
Analog Devices	3,000		111,420
Broadcom (Class A)*	3,900		182,968
KLA-Tencor*	2,400		117,012
Linear Technology	4,700		176,650
Marvell Technology Group*	2,100		96,821
Maxim Integrated Products	2,500		106,613
National Semiconductor	4,700		123,610
Silicon Laboratories*	3,200		97,232
			1,255,696
Software 3.7%
Autodesk	1,800		83,583
Citrix Systems*	1,600		40,216
Cogent*	2,800		66,486
Intuit*	1,500		67,170
Mercury Interactive*	1,800		71,262
NAVTEQ*	2,700		134,865
salesforce.com*	1,700		39,304
			502,886
Specialty Retail 5.0%
Abercrombie & Fitch (Class A)	1,400		69,790
Bed Bath & Beyond*	1,700		68,314
Chico's FAS*	3,900		143,520
Guitar Center*	2,400		132,492
Michaels Stores	2,300		76,038
TJX	3,100		63,488
Tractor Supply*	2,800		127,750
			681,392
Textiles, Apparel and Luxury Goods 0.2%
Coach*	800		25,088

Wireless Telecommunication Services 1.9%
Alamosa Holdings*	6,000		102,600
American Tower (Class A)*	3,000		74,850
NII Holdings*	900		75,938
			253,388

Total Common Stocks			13,159,422

Repurchase Agreement 4.5%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $620,160, collateralized by: $650,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $642,688	$620,000		620,000

Total Investments 101.4%			13,779,422

Other Assets Less Liabilities (1.4)%			(194,761)

Net Assets 100.0%			$13,584,661
_____________
See accompanying notes.

Seligman Cash Management Portfolio
	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government Agency Securities 38.3%
US Government Securities 21.9%
US Treasury Bills:
3.31%, 10/6/2005	3.36%	$2,000,000	$ 1,999,080
3.18%, 10/13/2005	3.22	1,000,000	998,940
3.36%, 12/22/2005	3.41	1,000,000	992,358
Total US Government Securities			3,990,378

US Government Agency Securities 16.4%
Federal Home Loan Bank 3.55%, 10/7/2005	3.60	1,000,000	999,408
Federal Home Loan Mortgage 3.59%, 11/3/2005	3.64	1,000,000	996,709
Federal National Mortgage Association 3.4%, 10/5/2005	3.45	1,000,000	999,623
Total US Government Agency Securities			2,995,740
Total US Government and Government Agency Securities			6,986,118

Fixed Time Deposits 29.8%
Bank of Montreal, Toronto 3.78%, 10/4/2005	3.83	910,000	910,000
Bank of Novia Scotia International, Toronto 3.75%, 10/5/2005	3.80	900,000	900,000
BNP Paribas, Grand Cayman 3.8%, 10/5/2005	3.85	900,000	900,000
Citibank, N.A., Nassau 3.75%, 10/4/2005	3.80	910,000	910,000
Dexia Banque, Grand Cayman 3.75%, 10/3/2005	3.80	910,000	910,000
Rabobank Nederland, Grand Cayman 3.75%, 10/3/2005	3.80	910,000	910,000
			5,440,000

Repurchase Agreement 18.3%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $3,332,861, collateralized by: $3,475,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $3,435,906	3.14	3,332,000	3,332,000

Commercial Paper 14.5%
AIG Funding 3.6%, 10/14/2005	3.65	860,000	858,882
American Express Credit 3.68%, 11/3/2005	3.73	925,000	921,880
General Electric Capital 3.58%, 10/6/2005	3.63	875,000	874,565
			2,655,327

Total Investments 100.9%			18,413,445

Other Assets Less Liabilities (0.9)%			(163,390)

Net Assets 100.0%			$18,250,055
_____________
See accompanying notes.

Seligman Common Stock Portfolio
	Shares, Warrants, Shares Subject to Call/Put or Principal Amount		Value
Common Stocks 98.5%
Aerospace and Defense 1.6%
General Dynamics	400	shs.	$ 47,820
Honeywell International	2,500		93,750
			141,570
Air Freight and Logistics 0.6%
FedEx	600		52,278

Beverages 1.9%
Coca-Cola	2,300		99,337
PepsiCo	1,200		68,052
			167,389
Biotechnology 2.0%
Amgen*	1,200	(1)	95,580
Pharmion*	3,700		80,605
			176,185
Building Products 0.5%
Masco	1,500		46,020

Capital Markets 2.9%
Bank of New York	2,200		64,702
Goldman Sachs Group	430		52,279
Merrill Lynch	1,200		73,620
Morgan Stanley	1,190		64,189
			254,790
Chemicals 2.5%
Dow Chemical	1,500		62,505
E. I. duPont de Nemours	2,300		90,091
Praxair	1,300		62,309
			214,905
Commercial Banks 3.0%
Bank of America	4,140		174,294
Wachovia	1,840		87,566
			261,860
Commercial Services and Supplies 2.4%
Cendant	5,400		111,456
Waste Management	3,400		97,274
			208,730
Communications Equipment 6.0%
Cisco Systems*	7,270		130,315
Corning*	3,000		57,990
Lucent Technologies*	23,700		77,025
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	25,105	wts.	23,975
Nokia (ADR)	9,000	shs.	152,190
QUALCOMM	1,800		80,433
			521,928
Computers and Peripherals 3.3%
Apple Computer*	400		21,446
Dell*	980		33,511
EMC*	6,000		77,640
International Business Machines	1,920		154,022
			286,619
Consumer Finance 0.6%
American Express	930		53,419

Containers and Packaging 1.0%
Smurfit-Stone Container*	8,500		87,975

Diversified Consumer Services 0.6%
ServiceMaster	3,700		50,098

Diversified Financial Services 5.0%
CIT Group	500		22,590
Citigroup	6,260		284,955
JPMorgan Chase	3,840		130,291
			437,836
Diversified Telecommunication Services 2.5%
Citizens Communications	6,100		82,655
SBC Communications	1,300		31,161
Verizon Communications	3,200		104,608
			218,424
Energy Equipment and Services 1.1%
National Oilwell Varco*	300	(1)	19,740
Tidewater	1,100	(1)	53,537
Transocean*	400	(1)	24,524
			97,801
Food and Staples Retailing 4.3%
Albertson's	4,500		115,425
CVS	1,500		43,515
Kroger*	3,200		65,888
Wal-Mart Stores	3,410		149,427
			374,255
Food Products 0.6%
McCormick	1,500		48,945

Health Care Equipment and Supplies 1.0%
Boston Scientific*	2,000		46,740
Medtronic	800		42,896
			89,636
Health Care Providers and Services 1.5%
Aetna	300		25,842
HCA	900		43,128
WellPoint*	800		60,656
			129,626
Hotels, Restaurants and Leisure 0.6%
Applebee's International	2,400		49,644

Household Products 1.0%
Colgate-Palmolive	800		42,232
Procter & Gamble	820		48,757
			90,989
Industrial Conglomerates 5.3%
General Electric	9,410		316,835
Tyco International	5,120		142,592
			459,427
Insurance 2.6%
American International Group	2,600		161,096
Prudential Financial	1,000		67,560
			228,656
Internet Software and Services 2.6%
Google (Class A)*	300		94,836
Symantec*	4,185		94,769
Yahoo!*	1,100		37,252
			226,857
Machinery 1.4%
Deere	730		44,676
Illinois Tool Works	990		81,507
			126,183
Media 5.3%
Clear Channel Communications*	1,920		63,149
Comcast (Class A)*	2,600		76,245
News Corp. (Class A)	4,400		68,596
Time Warner*	6,990		126,589
Univision Communications (Class A)*	2,580		68,447
Viacom (Class B)*	1,800		59,418
			462,444
Metals and Mining 0.9%
Alcoa	1,600		39,072
Freeport-McMoRan Copper & Gold (Class B)	800		38,872
			77,944
Multiline Retail 1.5%
Dollar General	4,600		84,364
Federated Department Stores	700		46,809
			131,173
Oil, Gas and Consumable Fuels 5.5%
Chevron	1,900	(1)	122,987
ConocoPhillips	1,600	(1)	111,856
Exxon Mobil	3,450	(1)	219,213
Pogo Producing	400	(1)	23,576
			477,632
Personal Products 0.9%
Avon Products	1,500		40,500
Gillette	600		34,920
			75,420
Pharmaceuticals 9.9%
Andrx*	4,400		67,870
Forest Laboratories*	1,700		66,249
Johnson & Johnson	2,680		169,590
Eli Lilly	1,100		58,872
Novartis (ADR)	1,800		91,800
Pfizer	8,100		202,257
Sanofi-Aventis (ADR)	1,100		45,705
Valeant Pharmaceuticals International	3,700		74,296
Wyeth	1,870		86,525
			863,164
Semiconductors and Semiconductor Equipment 2.8%
Advanced Micro Devices*	3,300		83,160
Broadcom (Class A)*	1,500		70,372
Intel	3,760		92,665
			246,197
Software 4.6%
Computer Associates International	3,000		83,430
Mercury Interactive*	1,200		47,508
Microsoft	10,670		274,486
			405,424
Specialty Retail 1.7%
The Gap	2,400		41,832
Home Depot	1,600		61,024
Limited Brands	2,300		46,989
			149,845
Thrifts and Mortgage Finance 1.6%
Fannie Mae	2,000		89,640
Freddie Mac	900		50,814
			140,454
Tobacco 2.6%
Altria Group	3,070		226,290

Wireless Telecommunication Services 2.8%
American Tower (Class A)*	4,500		112,275
Nextel Partners (Class A)*	1,700		42,644
Sprint Nextel	3,700		87,986
			242,905

Total Common Stocks			8,600,937

US Government Securities 0.3%
US Treasury Notes 3.375%, 2/28/2007	30,000	(1)	29,681

Call Options Purchased* 0.5%
Chemicals 0.1%
E.I duPont de Nemours, expiring January 2006 at $35	600	shs.	4,320

Communications Equipment 0.1%
Corning, expiring January 2006 at $20	5,000		7,500

Electronic Equipment and Instruments 0.0%
Symbol Technologies, expiring January 2006 at $10	2,900		2,610

Food and Staples Retailing 0.0%
Albertson's, expiring March 2006 at $25	900		2,070

Industrial Conglomerates 0.1%
3M, expiring January 2006 at $70	900		10,980

Pharmaceuticals 0.2%
Andrx, expiring January 2006 at $15	3,000		12,600

Wireless Telecommunication Services 0.0%
Nextel Partners, expiring October 2005 at $27.5	900		67
Nextel Partners, expiring October 2005 at $30	600		30
Nextel Partners, expiring November 2005 at $27.5	600		150
Nextel Partners, expiring November 2005 at $30	1,900		190
Nextel Partners, expiring January 2006 at $25	1,400		3,290
			3,727
Total Call Options Purchased			43,807

Short-Term Holdings 1.5%
US Government Securities 0.9%
US Treasury Notes:
5.75%, 11/15/2005	$25,000	(1)	25,073
1.875%, 12/31/2005	25,000	(1)	24,900
2.25%, 4/30/2006	25,000	(1)	24,762

Total US Government Securities			74,735

Repurchase Agreement 0.6%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $52,013, collateralized by: $55,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $54,381	52,000		52,000

Total Short-Term Holdings			126,735

Total Investments 100.8%			8,801,160

Other Assets Less Liabilities (0.8)%			(72,014)

Net Assets 100.0%			$8,729,146

Call Options Written* (0.2)%
Amgen, expiring October 2005 at $85	400	shs.	(300)
Chevron, expiring October 2005 at $65	1,000		(1,350)
ConocoPhillips, expiring October 2005 at $70	800		(1,480)
Exxon Mobil, expiring October 2005 at $65	1,200		(900)
National Oilwell Varco, expiring October 2005 at $65	300		(825)
Pogo Producing, expiring October 2005 at $55	400		(1,780)
Tidewater, expiring October 2005 at $45	1,100		(4,290)
Transocean, expiring October 2005 at $65	400		(280)
Total Call Options Written			(11,205)

Put Options Written*
Albertson's, expiring March 2006 at $25	900	(1,710)
Apple Computer, expiring October 2005 at $52.5	400	(700)
Corning, expiring November 2005 at $17.5	1,300	(650)
Nextel Partners, expiring January 2006 at $30	900	(4,500)
Total Put Options Written		(7,560)

Total Options Written		(18,765)

_____________
See accompanying notes.

Seligman Communications and Information Portfolio
	Shares or Principal Amount		Value
Common Stocks 94.1%
Application Software 10.0%
BEA Systems*	52,700	shs.	$ 473,510
Cogent*	12,900		306,311
Compuware*	14,000		132,930
Hyperion Solutions*	13,800		671,646
Mercury Interactive*	19,400		768,046
Microsoft	142,800		3,673,530
			6,025,973
Communications Equipment 9.6%
Avocent*	24,600		777,975
Cisco Systems*	99,700		1,787,122
Corning*	37,200		719,076
F5 Networks*	10,200		443,088
Nokia (ADR)	37,800		639,198
QUALCOMM	31,600		1,412,046
			5,778,505
Computers and Peripherals 6.4%
Electronics For Imaging*	13,300		305,169
EMC*	103,700		1,341,878
International Business Machines	9,700		778,134
Seagate Technology*	89,900		1,424,915
			3,850,096
Diversified Telecommunication Services 0.5%
Consolidated Communications Holdings*	20,100		277,480

Electronic Equipment and Instruments 2.8%
Amphenol (Class A)	10,800		435,672
Orbotech*	41,600		1,037,088
Xyratex*	14,700		215,208
			1,687,968
Health Care Equipment and Supplies 4.6%
Beckman Coulter	3,400		183,532
Becton, Dickinson	6,100		319,823
Fisher Scientific International*	7,700		477,785
Kinetic Concepts*	21,700		1,232,560
PerkinElmer	28,600		582,582
			2,796,282
Internet and Catalog Retail 0.5%
eBay*	7,600		313,082

Internet Software and Services 12.8%
Digital River*	3,500		122,080
Google (Class A)*	1,900		600,628
McAfee*	38,400		1,206,528
Sina*	10,800		296,676
Symantec*	175,583		3,976,077
Websense*	5,600		286,860
Yahoo!*	35,400		1,198,821
			7,687,670
IT Services 6.3%
Amdocs*	95,100		2,637,123
Infosys Technologies	12,391		709,386
Ness Technologies	9,900		98,752
Satyam Computer Services	29,500		375,787
			3,821,048
Media 1.3%
Comcast (Class A)*	27,200		797,640

Semiconductors and Semiconductor Equipment 16.4%
Advanced Micro Devices*	142,200		3,583,440
Altera*	47,800		912,980
Applied Micro Circuits*	52,200		156,339
ASML Holding (NY shares)*	17,700		292,138
Broadcom (Class A)*	6,700		314,330
Integrated Device Technology*	69,400		745,009
Marvell Technology Group*	7,100		327,346
Mattson Technology*	25,200		189,126
MEMC Electronic Materials*	101,700		2,317,743
Monolithic Power Systems*	31,000		262,725
Silicon Laboratories*	15,600		474,006
Taiwan Semiconductor Manufacturing (ADR)	36,400		299,208
			9,874,390
Systems Software 13.8%
BMC Software*	117,800		2,485,580
Citrix Systems*	48,000		1,206,480
Computer Associates International	91,074		2,532,768
Oracle*	145,500		1,803,473
Red Hat*	14,000		296,730
			8,325,031
Technical Software 7.7%
Cadence Design Systems*	96,500		1,559,440
Synopsys*	163,300		3,085,553
			4,644,993
Wireless Telecommunication Services 1.4%
Alamosa Holdings*	17,700		302,670
Sprint Nextel	22,100		525,538
			828,208

Total Common Stocks			56,708,366

Repurchase Agreement 4.2%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $2,545,657, collateralized by: 2,655,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $2,625,131	$2,545,000		2,545,000

Total Investments 98.3%			59,253,366

Other Assets Less Liabilities 1.7%			1,028,804

Net Assets 100.0%			$60,282,170
_____________
See accompanying notes.

Seligman Global Technology Portfolio
	Shares		Value
Common Stocks 94.9%
China 0.5%
Sina* (Internet Software and Services)	1,500	shs.	$ 41,205

Finland 1.9%
Nokia (ADR) (Communications Equipment)	9,400		158,954

France 1.9%
Alcatel* (Communications Equipment)	3,654		48,774
Atos Origin* (IT Services)	1,513		107,127
			155,901
India 1.6%
Infosys Technologies (IT Services)	1,073		61,482
Satyam Computer Services (IT Services)	1,900		24,306
Satyam Computer Services (ADR) (IT Services)	1,700		51,374
			137,162
Israel 1.3%
Ness Technologies (IT Services)	1,200		11,970
Orbotech* (Electronic Equipment and Instruments)	3,900		97,227
			109,197
Japan 5.5%
Advantest (Semiconductors and Semiconductor Equipment)	500		38,791
Canon (Office Electronics)	800		43,372
Ibiden (Electronic Equipment and Instruments)	4,000		167,772
Nidec (Electronic Equipment and Instruments)	800		47,652
Nippon Electric Glass (Electronic Equipment and Instruments)	1,000		18,075
NOK (Automobiles and Components)	1,300		38,875
Sanken Electric (Semiconductors and Semiconductor Equipment)	5,700		65,863
Tokuyama (Chemicals)	4,000		39,232
			459,632
Netherlands 0.7%
ASML Holding (NY shares)* (Semiconductors and Semiconductor Equipment)	2,400		39,612
TomTom* (Communications Equipment)	500		22,578
			62,190
Sweden 0.8%
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)	1,900		69,986

Taiwan 4.6%
Acer (Computers and Peripherals)	23,000		45,861
Advanced Semiconductor Engineering* (Semiconductors and Semiconductor Equipment)	62,000		42,016
Asia Optical (Leisure Equipment and Products)	9,598		61,478
Asustek Computer (Computers and Peripherals)	8,500		22,888
High Tech Computer (Computers and Peripherals)	4,000		49,063
Hon Hai Precision Industry (Electronic Equipment and Instruments)	17,936		83,687
Mitac International (Computers and Peripherals)	28,273		42,981
Taiwan Semiconductor Manufacturing (ADR)* (Semiconductors and Semiconductor Equipment)	5,000		41,100
			389,074
United Kingdom 1.5%
iSOFT Group (Health Care Providers and Services)	5,500		41,946
Logica CMG (IT Services)	12,600		39,143
Xyratex* (Electronic Equipment and Instruments)	2,800		40,992
			122,081
United States 74.6%
ADE* (Semiconductors and Semiconductor Equipment)	1,800		40,518
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	17,200		433,440
Agere Systems* (Semiconductors and Semiconductor Equipment)	3,250		33,832
Altera* (Semiconductors and Semiconductor Equipment)	5,500		105,050
Amdocs* (IT Services)	11,600		321,668
Amphenol (Class A) (Electronic Equipment and Instruments)	1,900		76,646
Avocent* (Communications Equipment)	2,600		82,225
BEA Systems* (Application Software)	7,300		65,591
Beckman Coulter (Health Care Equipment and Supplies)	400		21,592
Becton, Dickinson (Health Care Equipment and Supplies)	900		47,187
BMC Software* (Systems Software)	15,700		331,270
Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)	900		42,224
Cadence Design Systems* (Technical Software)	9,200		148,672
Cisco Systems* (Communications Equipment)	12,200		218,685
Citrix Systems* (Systems Software)	6,600		165,891
Computer Associates International (Systems Software)	9,689		269,451
Consolidated Communications Holdings (Diversified Telecommunication Services)	2,100		28,990
Corning* (Communications Equipment)	5,100		98,583
Digital River* (Internet Software and Services)	500		17,440
eBay* (Internet and Catalog Retail)	1,100		45,315
Electronics for Imaging* (Computers and Peripherals)	2,800		64,246
EMC* (Computers and Peripherals)	16,200		209,628
F5 Networks* (Communications Equipment)	1,000		43,440
Fisher Scientific International* (Health Care Equipment and Supplies)	1,000		62,050
Garmin* (Household Durables)	300		20,326
Google (Class A)* (Internet Software and Services)	300		94,836
Hutchinson Technology* (Computers and Peripherals)	1,300		33,937
Hyperion Solutions* (Application Software)	2,600		126,542
Integrated Device Technology* (Semiconductors and Semiconductor Equipment)	7,500		80,512
International Business Machines (Computers and Peripherals)	1,100		88,242
Kinetic Concepts* (Health Care Equipment and Supplies)	1,500		85,200
Marvell Technology Group* (Semiconductors and Semiconductor Equipment)	700		32,273
McAfee* (Internet Software and Services)	4,000		125,680
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	14,100		321,339
Mercury Interactive* (Application Software)	1,700		67,303
Microsoft (Application Software)	17,500		450,188
Micrus Endovascular* (Health Care Equipment and Supplies)	900		8,843
Open Solutions* (Application Software)	1,800		39,267
Oracle* (Systems Software)	20,400		252,858
QUALCOMM (Communications Equipment)	4,500		201,083
Red Hat* (Systems Software)	3,300		69,943
Seagate Technology* (Computers and Peripherals)	8,200		129,970
Silicon Laboratories* (Semiconductors and Semiconductor Equipment)	1,600		48,616
Sprint Nextel (Wireless Telecommunication Services)	4,900		116,522
Symantec* (Internet Software and Services)	19,177		434,256
Synopsys* (Technical Software)	12,700		239,967
Websense* (Internet Software and Services)	800		40,980
Yahoo!* (Internet Software and Services)	5,000		169,325
			6,251,642

Total Investments 94.9%			7,957,024

Other Assets Less Liabilities 5.1%			426,405

Net Assets 100.0%			$8,383,429
__________
See accompanying notes.

Seligman International Growth Portfolio
	Shares or Warrants		Value
Common Stocks 100.2%
Australia 1.0%
Macquarie Airports (Transportation Infrastructure)	14,657	shs.	$ 36,764

Belgium 2.0%
SES Global (FDR) (Media)	4,577		71,827

Brazil 1.1%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	900		39,474

Canada 9.2%
Cameco (Oil, Gas and Consumable Fuels)	700		37,450
EnCana (Oil, Gas and Consumable Fuels)	1,000		58,366
Petro-Canada (Oil, Gas and Consumable Fuels)	2,602		108,915
Research In Motion* (Communications Equipment)	600		40,968
SNC-Lavalin Group (Construction and Engineering)	527		34,050
Talisman Energy (Oil, Gas and Consumable Fuels)	1,100		53,822
			333,571
China 0.7%
China Shenhua Energy (Class H)* (Oil, Gas and Consumable Fuels)	22,000		25,838

France 12.2%
Alcatel* (Communications Equipment)	4,266		56,943
Dassault Systemes* (Software)	1,101		56,951
Essilor International (Health Care Equipment and Supplies)	787		65,199
European Aeronautic Defence and Space (Aerospace and Defense)	743		26,368
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	575		47,449
Publicis Groupe (Media)	1,027		32,707
Unibail (Real Estate)	467		67,834
Vivendi Universal (Media)	2,619		85,580
			439,031
Germany 7.8%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	325		56,514
Allianz (Insurance)	435		58,752
Bayerische Hypo-und Vereinsbank* (Commercial Banks)	1,879		52,957
Merck KGaA (Pharmaceuticals)	844		71,138
Siemens (Industrial Conglomerates)	525		40,455
			279,816
Hong Kong 1.7%
Esprit Holdings (Specialty Retail)	7,000		52,462
Hutchison Whampoa (Industrial Conglomerates)	1,000		10,374
			62,836
India 0.7%
Bharti Televent (exercise price of $0.934, expiring 1/19/2009)*† (Diversified Financial Services)	3,300	wts.	25,549

Ireland 1.0%
Ryanair Holdings (ADR)* (Airlines)	800	shs.	36,396

Israel 1.2%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	1,300		43,433

Italy 2.4%
Eni (Oil, Gas and Consumable Fuels)	2,902		85,991

Japan 20.6%
Eisai (Pharmaceuticals)	1,300		55,790
Fanuc (Machinery)	700		56,750
Japan Tobacco (Tobacco)	6		94,752
Keyence (Electronic Equipment and Instruments)	200		50,477
Komatsu (Machinery)	2,000		27,556
Matsushita Electric Industrial (Household Durables)	3,000		51,229
Mitsubishi Estate (Real Estate)	1,000		13,815
Mitsubishi Tokyo Financial Group (Commercial Banks)	11		145,873
Murata Manufacturing (Electronic Equipment and Instruments)	200		11,221
Nippon Electric Glass (Electronic Equipment and Instruments)	3,000		54,225
NTT DoCoMo (Wireless Telecommunication Services)	29		51,980
Seven & I Holdings (Food and Staples Retailing)	1,200		39,747
Shinsei Bank (Commercial Banks)	3,000		18,980
Toyota Motor (Automobiles)	1,200		55,374
Yamato Transport (Air Freight and Logistics)	1,000		16,525
			744,294
Mexico 2.2%
Grupo Televisa (ADR) (Media)	1,100		78,881

Netherlands 2.4%
Royal Numico "Koninklijke Numico"* (Food Products)	813		35,595
TomTom* (Communications Equipment)	1,147		51,793
			87,388
South Africa 1.1%
Sasol (Oil, Gas and Consumable Fuels)	1,030		39,857

South Korea 2.5%
L.G. Philips LCD* (Electronic Equipment and Instruments)	770		31,750
Samsung Electronics* (Semiconductors and Semiconductor Equipment)	46		26,051
SK (Oil, Gas and Consumable Fuels)	560		32,338
			90,139
Spain 1.7%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	3,440		60,342

Sweden 1.4%
Telefonaktiebolaget LM Ericsson (B Shares)* (Communications Equipment)	14,000		51,500

Switzerland 10.3%
Credit Suisse Group (Commercial Banks)	1,915		84,841
Kuehne & Nagel International* (Marine)	170		42,065
Nestle* (Food Products)	188		55,082
Roche Holding (Pharmaceuticals)	506		70,329
Swatch Group (Textiles, Apparel and Luxury Goods)	808		22,865
Swatch Group (Class B) (Textiles, Apparel And Luxury Goods)	124		17,092
UBS* (Capital Markets)	920		78,245
			370,519
Taiwan 3.0%
AU Optronics (ADR) (Electronic Equipment and Instruments)	4,475		57,996
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	46,873		51,944
			109,940
United Kingdom 14.0%
AstraZeneca (Pharmaceuticals)	1,173		54,859
Carphone Warehouse Group (Specialty Retail)	17,359		60,978
EMI Group (Media)	20,146		86,568
Kesa Electricals (Specialty Retail)	6,983		31,470
Reckitt Benckiser (Household Products)	2,123		64,745
Rio Tinto (Metals and Mining)	1,147		47,035
Standard Chartered (Commercial Banks)	4,410		95,202
Vodafone Group (Wireless Telecommunication Services)	12,423		32,353
Xstrata (Metals and Mining)	1,166		30,231
			503,441

Total Investments 100.2%			3,616,827

Other Assets Less Liabilities (0.2)%			(6,935)

Net Assets 100.0%			$3,609,892
__________
See accompanying notes.

Seligman Investment Grade Fixed Income Portfolio
	Principal Amount	Value
US Government and Government Agency Securities 51.7%
US Government Securities 31.6%
US Treasury Bonds 5.375%, 2/15/2031	$ 170,000	$ 190,506
US Treasury Notes:
3.625%, 6/30/2007	230,000	227,880
4.125%, 8/15/2008	105,000	104,877
3.875%, 9/15/2010	155,000	152,857
4.25%, 8/15/2015	320,000	318,100

Total US Government Securities		994,220

Government Agency SecuritiesØ 11.8%
Fannie Mae:
4.5%, 8/15/2008	130,000	129,455
5%, 3/2/2015	130,000	129,661
Freddie Mac:
4.125%, 11/18/2009	25,000	24,652
5.2%, 3/5/2019	60,000	59,451
6.25%, 7/15/2032	25,000	29,963

Total Government Agency Securities		373,182

Government Agency Mortgage-Backed Securities††Ø 8.3%
Fannie Mae:
7%, 1/1/2008	11,258	11,631
7%, 2/1/2012	4,653	4,807
8.5%, 9/1/2015	5,249	5,595
6.5%, 5/1/2017	19,352	20,025
5.5%, 2/1/2018	40,049	40,657
7%, 1/1/2032	18,405	19,272
7%, 5/1/2032	44,401	46,493
Freddie Mac Gold:
6%, 11/1/2010	5,809	6,008
8%, 12/1/2023	3,736	3,995
6%, 12/1/2032	100,867	102,676

Total Government Agency Mortgage-Backed Securities		261,159

Total US Government and Government Agency Securities		1,628,561

Corporate Bonds 43.5%
Aerospace and Defense 1.0%
International Lease Finance 5%, 4/15/2010	20,000	20,091
United Technologies 4.875%, 5/1/2015	10,000	10,004
		30,095
Beverages 2.3%
Anheuser-Busch 7%, 12/1/2025	50,000	51,817
PepsiAmericas 4.875%, 1/15/2015	20,000	19,805
		71,622
Biotechnology 0.5%
Amgen 4%, 11/18/2009	15,000	14,679

Capital Markets 5.6%
Lehman Brothers Holdings 4.01%, 11/10/2009#	25,000	25,131

Commercial Banks 4.6%
Bank of America 4.5%, 8/1/2010	40,000	39,632
Key Bank 5.7%, 8/15/2012	25,000	26,056
US Bancorp 4.5%, 7/29/2010	40,000	39,648
Wells Fargo 3.874%, 3/10/2008#	40,000	40,029
		145,365
Commercial Finance 1.9%
Aiful 5%, 8/10/2010†	60,000	59,667

Consumer Finance 3.8%
Ford Motor Credit 7.875%, 6/15/2010	55,000	53,572
General Motors Acceptance 6.875%, 9/15/2011	50,000	45,534
SLM 3.81%, 2/1/2010#	20,000	19,600
		118,706
Diversified Financial Services 4.7%
Capital One Financial 5.5%, 6/1/2015	35,000	35,271
CIT Group 5%, 2/13/2014	40,000	39,649
Citigroup:
4.625%, 8/3/2010	25,000	24,869
5.875%, 2/22/2033	5,000	5,152
First Data 4.95%, 6/15/2015	15,000	14,912
MBNA 6.125%, 3/1/2013	25,000	26,712
		146,565
Diversified Telecommunication Services 1.0%
BellSouth 6%, 11/15/2034	5,000	5,038
Sprint Capital 8.75%, 3/15/2032	20,000	26,901
		31,939
Electric Utilities 1.6%
Commonwealth Edison 6.15%, 3/15/2012	30,000	31,205
Consumers Energy 5.8%, 9/15/2035	20,000	19,736
		50,941
Food and Staples Retailing 5.4%
CVS 4.875%, 9/15/2014	25,000	24,520
Wal-Mart Stores:
4.75%, 8/15/2010	100,000	100,170
5.25%, 9/1/2035	45,000	43,709
		168,399
Food Products 0.6%
Archer Daniels Midland 5.375%, 9/15/2035	20,000	19,449

Health Care Providers and Services 1.4%
UnitedHealth Group 3.3%, 1/30/2008	45,000	43,755

Household Durables 0.8%
Centex 4.875%, 8/15/2008	25,000	24,936

Insurance 0.6%
Marsh & McLennan 5.75%, 9/15/2015	20,000	19,828

Media 3.3%
Comcast 5.65%, 6/15/2035	20,000	18,760
Cox Communications 7.75%, 11/1/2010	55,000	60,926
Time Warner 7.7%, 5/1/2032	20,000	23,752
		103,438
Metals and Mining 0.6%
Teck Cominco 6.125%, 10/1/2035	20,000	19,679

Multiline Retail 1.2%
May Department Stores 6.7%, 7/15/2034	35,000	36,773

Multi-Utilities 1.1%
Alabama Power 4.026%, 8/25/2009#	25,000	25,094
Southern California Edison 5%, 1/15/2016	10,000	9,973
		35,067
Office Electronics 0.3%
Pitney Bowes 4.75%, 1/15/2016	10,000	9,796

Oil, Gas and Consumable Fuels 0.9%
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	30,000	30,017

Pharmaceuticals 0.9%
Genentech:
4.75%, 7/15/2015†	10,000	9,827
5.25%, 7/15/2035†	20,000	19,341
		29,168
Retailing 0.5%
Safeway 7.25%, 2/1/2031	15,000	15,912

Thrifts and Mortgage Finance 0.6%
Countrywide Home Loans 4.04%, 11/16/2007#	20,000	20,065

Wireless Telecommunication Services 3.1%
Telecom Italia Capital 5.25%, 10/1/2015	30,000	29,535
Verizon Global Funding 7.75%, 12/1/2030	10,000	12,220
Verizon Wireless Capital 5.375%, 12/15/2006	55,000	55,550
		97,305

Total Corporate Bonds		1,368,297

Asset-Backed Securities†† 2.6%
Aerospace and Defense 2.6%
Peco Energy Transition Trust 6.05%, 3/1/2009	79,835	81,031

Repurchase Agreement 2.1%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $65,017, collateralized by: $70,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $69,213	65,000	65,000

Total Investments 99.9%		3,142,889

Other Assets Less Liabilities 0.1%		3,391

Net Assets 100.0%		$3,146,280
__________
See accompanying notes.

Seligman Large-Cap Value Portfolio
	Shares or Principal Amount		Value
Common Stocks 99.9%
Aerospace and Defense 6.1%
Honeywell International	4,700	shs.	$ 176,250
United Technologies	3,000		155,520
			331,770
Capital Markets 2.7%
Bank of New York	5,000		147,050

Chemicals 7.4%
Dow Chemical	3,800		158,346
Praxair	3,300		158,169
Rohm and Haas	2,000		82,260
			398,775
Commercial Banks 6.2%
Bank of America	4,000		168,400
U.S. Bancorp	6,000		168,480
			336,880
Communications Equipment 2.6%
Cisco Systems*	7,700		138,022

Computers and Peripherals 2.7%
International Business Machines	1,800		144,396

Diversified Financial Services 2.8%
JPMorgan Chase	4,500		152,685

Energy Traders 3.6%
AES*	12,000		197,160

Food and Staples Retailing 2.8%
Costco Wholesale	3,500		150,658

Health Care Equipment and Supplies 6.4%
Baxter International	4,700		187,389
Medtronic	3,000		160,860
			348,249
Health Care Providers and Services 2.7%
HCA	3,000		143,760

Industrial Conglomerates 4.6%
General Electric	4,000		134,680
Tyco International	4,000		111,400
			246,080
Insurance 9.9%
Prudential Financial	2,500		168,900
St. Paul Travelers Companies	4,000		179,480
UnumProvident	9,000		184,500
			532,880
IT Services 3.1%
Amdocs*	6,000		166,380

Machinery 3.5%
Caterpillar	3,200		188,000

Multiline Retail 2.6%
J.C. Penney	3,000		142,260

Oil, Gas and Consumable Fuels 7.4%
Chevron	3,000		194,190
Valero Energy	1,800		203,508
			397,698
Paper and Forest Products 2.5%
Georgia-Pacific	4,000		136,240

Pharmaceuticals 3.1%
Wyeth	3,600		166,572

Road and Rail 6.2%
CSX	3,700		171,976
Union Pacific	2,300		164,910
			336,886
Specialty Retail 2.3%
The Gap	7,000		122,010

Thrifts and Mortgage Finance 2.5%
Washington Mutual	3,500		137,270

Tobacco 3.7%
Altria Group	2,700		199,017

Wireless Telecommunication Services 2.5%
Sprint Nextel	5,600		133,168

Total Common Stocks			5,393,866

Repurchase Agreement 0.3%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $17,004, collateralized by: $20,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $19,775	$ 17,000		17,000

Total Investments 100.2%			5,410,866

Other Assets Less Liabilities (0.2)%			(12,127)

Net Assets 100.0%			$5,398,739

__________
See accompanying notes.

Seligman Smaller-Cap Value Portfolio
	Shares or Principal Amount		Value
Common Stocks 100.1%
Aerospace and Defense 2.1%
Cubic	300,000	shs.	$ 5,136,000

Airlines 1.8%
Continental Airlines*	460,000		4,443,600

Beverages 1.7%
Constellation Brands (Class A)*	160,000		4,160,000

Biotechnology 3.9%
CV Therapeutics*	91,800		2,455,191
Protein Design Labs*	250,000		6,998,750
			9,453,941
Building Products 2.8%
York International	120,000		6,728,400

Chemicals 12.9%
Cabot	160,000		5,281,600
Chemtura	375,000		4,657,500
Hercules*	450,000		5,499,000
Lyondell Chemical	170,000		4,865,400
Minerals Technologies	95,000		5,434,950
NOVA Chemicals	150,000		5,520,000
			31,258,450
Commercial Services and Supplies 7.2%
Brink's	150,000		6,159,000
Korn/Ferry International	350,000		5,736,500
Waste Connections*	160,000		5,612,800
			17,508,300
Communications Equipment 1.5%
Plantronics	121,500		3,743,415

Containers and Packaging 1.0%
Smurfit-Stone Container*	240,000		2,484,000

Diversified Consumer Services 3.0%
Sotheby's Holdings (Class A)*	440,000		7,356,800

Electrical Equipment 1.9%
EnerSys	306,100		4,643,537

Electronic Equipment and Instruments 2.5%
Trimble Navigation*	179,000		6,026,035

Energy Equipment and Services 5.1%
Hanover Compressor*	400,000		5,544,000
Universal Compression Holdings*	170,000		6,760,900
			12,304,900
Food Products 2.0%
Bunge	90,000		4,735,800

Health Care Providers and Services 4.1%
Apria Healthcare Group*	180,000		5,743,800
HealthSouth*	1,017,500		4,197,188
			9,940,988
Hotels, Restaurants and Leisure 5.3%
Landry's Restaurants	110,000		3,223,000
Ruby Tuesday	250,000		5,440,000
WMS Industries	150,000		4,219,500
			12,882,500
Household Durables 2.3%
Harman International Industries	55,000		5,624,850

Insurance 7.6%
Allmerica Financial*	160,000		6,582,400
W.R. Berkley	135,000		5,329,800
Infinity Property & Casualty	127,000		4,447,540
Montpelier Re Holdings	83,400		2,072,490
			18,432,230
IT Services 1.9%
Carreker*	650,000		4,569,500

Machinery 7.5%
Mueller Industries	200,000		5,554,000
Stewart & Stevenson Services	300,000		7,155,000
Terex*	112,000		5,536,160
			18,245,160
Media 2.3%
Cadmus Communications	269,450		5,628,810

Multiline Retail 1.6%
Fred's	320,000		4,001,600

Oil, Gas and Consumable Fuels 1.6%
Peabody Energy	45,000		3,795,750

Paper and Forest Products 0.7%
Bowater	60,000		1,696,200

Pharmaceuticals 1.8%
Andrx*	290,000		4,473,250

Road and Rail 2.0%
J.B. Hunt Transport Services	260,000		4,941,300

Semiconductors and Semiconductor Equipment 7.0%
ATI Technologies*	500,000		6,967,500
Credence Systems*	700,000		5,579,000
Skyworks Solutions	626,000		4,382,000
			16,928,500
Specialty Retail 5.0%
Blockbuster (Class A)	600,000		2,850,000
Finish Line (Class A)	300,000		4,369,500
Pacific Sunwear of California*	225,000		4,827,375
			12,046,875

Total Common Stocks			243,190,691

Repurchase Agreement 1.9%
State Street Bank 3.10%, dated 9/30/2005, maturing 10/3/2005, in the amount of $4,665,205, collateralized by: $4,860,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $4,805,325	$4,664,000		4,664,000

Total Investments 102.0%			247,854,691

Other Assets Less Liabilities (2.0)%			(4,954,410)

Net Assets 100.0%			$ 242,900,281

Seligman Portfolios, Inc.
Notes to Schedules of Investments (Unaudited)
September 30, 2005

*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
#	Floating rate security; the interest rate is reset periodically.
ADR	- American Depositary Receipts.
FDR	- Fiduciary Depositary Receipts.
(1)	All or part of the security is held as collateral for options written.

1.
Organization - Seligman Portfolios, Inc. (the “Fund”) consists of 9 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities (including options) traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors (the “Board”) of the Fund approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility.

The books and records of each Portfolio are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method, which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values.

3.
Federal Tax Information - At September 30, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Portfolio	$12,093,160	$1,912,197	$225,935	$1,686,262
Cash Management Portfolio	18,413,445	—	—	—
Common Stock Portfolio	8,639,618	743,755	582,213	161,542
Communications and Information Portfolio	58,679,620	4,472,619	3,898,873	573,746
Global Technology Portfolio	7,472,927	749,381	265,284	484,097
International Growth Portfolio	3,179,142	491,005	53,320	437,685
Investment Grade Portfolio	3,164,544	4,282	25,937	(21,655)
Large-Cap Value Portfolio	4,415,051	1,174,766	178,951	995,815
Smaller-Cap Value Portfolio	208,791,796	62,193,081	23,130,186	39,101,541

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN PORTFOLIOS, INC.
EXHIBIT INDEX

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.